COVER LETTER

November 2, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MassMutual Select Funds

(1933 Act File No. 33-73824)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus/Information Statement and Statement of Additional Information related to the acquisition of MassMutual Select Growth Equity Fund by MassMutual Select Blue Chip Growth Fund do not differ from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 which was filed electronically on October 30, 2007.

Please address any comments or questions to the undersigned at (413) 744-6602.

Very truly yours,

/s/ Jill Nareau Robert
Jill Nareau Robert
Counsel
Massachusetts Mutual Life Insurance Company